Financial instruments	12 Months Ended
Dec. 31, 2017
Financial instruments [Abstract]
Financial instruments

19.              Financial instruments

19.1         Fair Value

(a)             Fair value calculation

The fair value of financial assets and liabilities is estimated as the amount for which a financial instrument could be exchanged in an arm's length transaction and not in a forced sale or settlement. The following methods and assumptions were used to estimate the fair value:

(i)                 Held-for-trading and available-for-sale financial assets are measured in accordance with the fair value hierarchy (Level 1 and Level 2), with inputs used in the measurement processes obtained from sources that reflect the most recent observable market prices.

(ii)               Trade accounts receivable and trade payables correspond mostly to their respective carrying amounts due to the short-term maturity of these instruments. When purchase or sale prices include material financial charges, deferred is calculated.

(iii)             The fair value of borrowings is estimated by discounting future contractual cash flows at the market interest rate, which is available to Braskem in similar financial instruments.

(iv)             The fair value of bonds is based on prices negotiated in financial markets, plus the respective carrying amount of interests.

The fair values of the remaining assets and liabilities correspond to their carrying amount.

(b)             Fair value hierarchy

The Company adopts IFRS 7 to measure the fair value of financial instruments recorded in the balance sheet; this requires disclosure in accordance with the following fair value measurement hierarchy:

Level 1 - fair value obtained through prices quoted (without adjustments) in active markets for identical assets or liabilities, such as the stock exchange; and

Level 2 - fair value obtained from financial models using directly observable market data, such as discounted cash flow, when the instrument is a forward purchase/sale or a swap contract, or such as the Black-Scholes model, when the instrument has the characteristics of an option.  To measure the credit risk of the parties involved in derivative instruments, Braskem uses CVA (Credit Valuation Adjustment) or DVA (Debt Valuation Adjustment) models, applied flow by flow on the mark-to-market value of each instrument. The Company adopts the ratings of the other parties for positive flows and its own rating for negative flows, both available in the market and disclosed by renowned rating agencies, as a necessary assumption to define the probability of default.

19.2         Non-derivative financial instruments and leniency agreement (Note 23.3)

			Fair value	Book value		Fair value
	Note	Classification by category	hierarchy	2017	2016	2017	2016

Cash and cash equivalents	6
Cash and banks				1,428,766	2,178,611	1,428,766	2,178,611
Financial investments in Brazil		Loans and receivables		1,706,784	2,914,685	1,706,784	2,914,685
Financial investments abroad		Held-for-trading	Level 2	639,543	1,608,568	639,543	1,608,568
				3,775,093	6,701,864	3,775,093	6,701,864

Financial investments	7
Letras financeiras do tesouro - LFT		Held-for-trading	Level 2	1,816,889	755,712	1,816,889	755,712
Time deposit investments		Loans and receivables	Level 2	440,616	434,015	440,616	434,015
Other		Held-for-trading	Level 2	39,739	756	39,739	756
				2,297,244	1,190,483	2,297,244	1,190,483

Trade accounts receivable	8	Loans and receivables		3,318,692	1,704,373	3,318,692	1,704,373

Trade payables		Other financial liabilities		5,058,796	6,746,822	5,058,796	6,746,822

Borrowings	15	Other financial liabilities
Foreign currency - Bond			Level 1	20,082,588	14,216,539	21,230,567	12,509,981
Foreign currency - other borrowings			Level 2	2,344,649	4,159,341	2,228,608	4,020,769
Local currency			Level 2	1,224,772	5,166,602	1,039,873	3,991,892
				23,652,009	23,542,482	24,499,048	20,522,642

Braskem Idesa borrowings	16	Other financial liabilities	Level 2	9,784,388	10,541,948	8,675,711	9,322,409

Debentures	17	Other financial liabilities	Level 2	313,324		313,324

Loan ton non-controlling shareholder of Braskem Idesa		Other financial liabilities		1,756,600	1,620,519	1,756,600	1,620,519

Leniency agreement	23.3			2,004,590	2,853,230	2,004,590	2,853,230

Other payables (BNDESPAR)		Other financial liabilities			176,846		176,846

19.3         Derivative financial instruments designated for hedge accounting

19.3.1     Changes

						Net			Net
			Operation characteristics			(Asset)/			(Asset)/
		Fair value	Principal exposure		Accumulated	Liability	Change in	Financial	Liability
Identification	Note	hierarchy		Derivatives	OCI (equity)	2016	fair value	settlement	2017

Hedge accounting transactions	0
Dollar put and call options	19.3.1 (a.i)	Level 2				(4,184)	391		(3,793)
Exchange swap	19.3.1 (a.ii)	Level 2	CDI	Dollar+Interests		857,099	(46,820)	(810,279)
Interest rate swaps	0	Level 2	Libor	Fixed rates	281,496	(266)	3,394	(28,919)	(25,791)
					281,496	852,649	(43,035)	(839,198)	(29,584)

Derivatives operations
Current assets						(8,387)			(3,793)
Non-current assets						(29,308)			(32,666)
Current liabilities						29,042			6,875
Non-current liabilities						861,302
						852,649			(29,584)

The counterparties in these contracts are constantly monitored based on the analysis of their respective ratings and Credit Default Swaps - CDS. Braskem has many bilateral risk mitigators in its derivative contracts, such as the possibility of depositing or requesting deposits of a guarantee margin from the counterparties it deems convenient.

Derivative financial instruments designated for hedge accounting are presented in the balance sheet at their fair value in an asset or liability account depending on whether the fair value represents a positive or a negative balance to Braskem, respectively, and are necessarily classified as "held-for-trading".

All hedge financial instruments held at December 31, 2017 were contracted on Over the Counter - OTC markets with large financial counterparties under global derivative contracts in Brazil or abroad and their fair values are classified as Level 2.

Braskem's Financial Policy provides for the active management and continued protection against undesired fluctuations in currencies and rates arising from its operations and financial items, with the possibility of contracting derivative instruments (swaps, NDFs, options, etc.). The other market risks are addressed on a case-by-case basis for each transaction. In general, Braskem assesses the need for hedging in the analysis of prospective transactions and seeks to customize the hedge and keeps it in place for the same period of the hedged transaction.

Braskem may elect derivatives for the application of hedge accounting in accordance with IAS 39-32 and IFRS 7. The hedge designation is not mandatory. In general, Braskem will elect to designate financial instruments as hedges when the application is expected to provide a significant improvement in the presentation of the offsetting effect on the changes in the hedged items.

The effective portion of the changes in the fair value of hedge derivatives and of the exchange variation of financial liabilities designated and qualified as sales flow hedge is recognized in equity, under “Other comprehensive income”. These amounts are transferred to profit and loss for the periods in which the hedged item affects the financial results. The ineffective portion is recognized immediately in profit and loss as “Financial result.”

When a hedge instrument matures or is sold or when it no longer meets the criteria for hedge accounting, it is prospectively discontinued and any cumulative gain or loss in equity remains in equity and is recognized in financial result when the hedged item or transaction affects profit and loss. If the hedged item or transaction is settled in advance, discontinued or is not expected to occur, the cumulative gain or loss in equity is immediately transferred to financial result.

(a)             Hedge accounting transactions

(a.i)      Dollar put option

In September 2016, Braskem launched a recurring currency hedge program to mitigate the exposure of its cash flows to liabilities denominated in Brazilian real and not pegged to the U.S. dollar (e.g., electricity, payroll, etc.).

With the sole purpose of protecting its cash flow, the program adopts two strategies using derivative instruments: (i) purchase of put options (“puts”) and (ii) purchase of put options associated with the sale of call options (“collars”).

Both alternatives protect Braskem in the event of appreciation in the local currency, with the difference being that the collar strategy can also result in losses for the Company if the USD/BRL exchange rate surpasses the strike price of the call options. However, any losses always are offset by gains in competitiveness from the reduction in costs denominated in BRL when translated into USD.

On December 31, 2017, Braskem held a total notional amount of put options of US$1.4 billion, with an average strike price of 2.96 R$/US$. Simultaneously, the Company also held a total notional amount of call options of US$926 million, with an average strike price of R$/US$4.32. The operations have a maximum term of 18 months.

Such operations were designed for the hedge accounting of cash flows as from January 1, 2017.

Dollar put options were recognized initially at fair value and measured subsequently at their fair value at the end of each period. Any gain or loss related to the effective portion of dollar options (intrinsic value) is recognized as other comprehensive income or loss under shareholders' equity. Any gain or loss related to the ineffective portion and the extrinsic value of the option are immediately recognized in the financial result.

 (a.ii)    Exchange rate swap linked to NCEs

Identification			Maturity
		Hedge		Fair value
	Nominal value	Financial charges for year		2017	2016
Swap NCE I to III	400,000	Exchange variation + 6,15%	August-2019		438,201
Swap NCE IV to VII	450,000	Exchange variation + 4,93% to 7,90%	April-2019		418,898
Total	850,000				857,099

Derivatives operations
Current assets					(4,203)
Non-Current liabilities					861,302
Total					857,099

Swap operations to offset fluctuations in the CDI overnight rate, which are designated for hedge accounting. At the end of October 2017, with the collection of new debts and in line with the Company's long-term strategy, Braskem chose to pre-pay the debt with the Caixa Econômica Federal (hedged item), as well as liquidate the derivatives that were contracted to pass the debt from BRL to USD (hedge instrument). Accordingly, the hedge accounting operation had to be discontinued in advance with the payment, in the amount of R$810,279 and the entire amount, which was recorded under Shareholders' Equity as "Other comprehensive income" ("OCI") was taken to the financial result in the amount of R$475,872.

19.4         Non-derivative financial liabilities designated to hedge accounting

(a.i)      Future exports in U.S. dollars

On May 1, 2013, Braskem S.A. designated non-derivative financial instrument liabilities, denominated in U.S. dollars, as hedge for the flow of its highly probable future exports. Thus, the impact of exchange rates on future cash flows in dollars derived from these exports is offset by the foreign exchange variation on the designated liabilities, partly eliminating the volatility of results. The exchange rate on the date of the designation was
US$ 1: R$2.0017. In addition to this hedge accounting, on October 10, 2017, Braskem S.A. designated new financial instruments for the hedging of future sales, which mature in 2028. The hedged exchange rate was US$1: R$3.1688.

Therefore, on December 31, 2017, exports that were designated not yet realized and not discontinued are shown below:

Total nominal value
US$

2019	733,980
2020	724,000
2021	716,000
2022	719,000
2023	718,371
2024	688,854
2028	1,250,000
5,550,205

The Company considers these exports in the selected period (2018/2028) as highly probable, based on the following factors:

  In recent years, Braskem S.A. exported an average US$3.6 billion per year, which represents around 3 to 4 times the annual exports of the hedged exports.
  Hedged exports represent between 20% and 30% of the export flows planned by the Company.
  The exports of the Company are not sporadic or occasional, but constitute an integral part of its strategy and of the petrochemical business, in which competition is global.

The following table shows the changes in financial instruments designated for this hedge in the period:

				US$
		Hedge
	2016	discontinued	Designations	2017

Designated balance	5,301,099	1,000,894	1,250,000	5,550,205

On December 31, 2017, the maturities of financial liabilities designated, within the scope of the consolidated balance sheet, were as follows:

Total nominal value
US$

2019	733,980
2020	724,000
2021	716,000
2022	719,000
2023	718,372
2024	688,853
2028	1,250,000
5,550,205

In order to maintain consistency between the Company results and the consolidated results, the Company selected the hedge instruments with subsidiaries abroad observing the existence of guarantees arising from their operations with third parties. As a result, non-derivative financial liabilities in which the foreign subsidiary acted as an intermediary of the Company in the operations were selected, which effectively maintained the essence of the transactions. Trade payables, especially naphtha, were also considered in the transaction.

To ensure the continuity of the hedging relationship, the Company plans to refinance and/or substitute these hedge instruments to adjust them to the schedule and value of the hedged exports. The rollover or replacement of the hedge instrument are provided for in IAS 39. This explains the fact that liabilities designated for hedge are not necessarily equivalent to the exports designated in the year.

Considering the cash generation in recent quarters, the Management of the Company believed it was appropriate to advance the payment of dollar-denominated obligations, including liabilities designated for this hedge. As a result of the decision, the amount of US$787,893 was discontinued prospectively. Exchange variation on the discontinued amount, which is recorded under Shareholders' Equity as “Other comprehensive income” will be taken to net financial income (expenses) as of January 2018, as the hedged exports are realized.

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

Hedge descontinued - First quarter 2018	189,325	2.0017	3.3082	247,353
Hedge descontinued - Second quarter 2018	208,405	2.0017	3.2769	265,758
Hedge descontinued - Third quarter 2018	193,190	2.0017	3.3080	252,364
Hedge descontinued - Fourth quarter 2018	196,973	2.0017	3.3080	257,306
	787,893			1,022,781

The following table provides the balances of exchange variation recognized in the Company's net financial income (expenses) due to the realization of exports designated for this hedge in the 12-month period ended December 31, 2017:

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

First quarter	201,277	2.0017	3.2400	249,241
Second quarter	208,135	2.0017	3.2015	249,720
Third quarter	207,273	2.0017	3.3302	275,362
Fourth quarter	213,000	2.0017	3.1684	248,507
	829,685			1,022,830

The changes in foreign exchange variation and Income Tax and Social Contribution under “Other comprehensive income” of this hedge are as follows:

	Exchange		Net
	variation	IR and CSL	effect

At December 31, 2016	(7,439,927)	2,529,575	(4,910,352)

Exchange variation recorded in the period on OCI / IR and CSL	(397,045)	134,995	(262,050)

Exchange variation transferred to profit or loss / IR and CSL	1,022,830	(347,762)	675,068

At December 31, 2017	(6,814,142)	2,316,808	(4,497,334)

The realizations expected for 2018 will occur through the payments of financial instruments in conformity with exports made, and the exchange variation recorded in “Other comprehensive income” will be written off to the financial results. For all quarters of the year, realizations will be realized at the discounted cash flow rates. The quarterly schedule of hedged exports in 2018 follows:

Total nominal
value US$

First quarter	189,325
Second quarter	208,405
Third quarter	193,190
Fourth quarter	196,973
787,893

(a.ii)       Liabilities related to the Project Finance of future sales in U.S. dollar

On October 1, 2014, the subsidiary Braskem Idesa designated its liabilities in the amount of R$2,878,936 related to Project Finance, denominated in U.S. dollar, as hedge instruments to protect highly probably future sales flows. Due to the disbursements by the project's financiers in 2015, Braskem Idesa designated new amounts in April and September 2015, of US$290,545 and US$23,608, respectively, for hedge accounting. Therefore, the impact of exchange variation on future flows of sales in U.S. dollar derived from these sales in dollar will be offset by the exchange variation on the designated liabilities, partially eliminating the volatility in the results of the subsidiary.

The Management of Braskem Idesa believes these future sales are highly probable, based on the following:

  In Mexico, domestic sales can be made in U.S. dollar. In 2016, the company began to operate and sell products, including sales in U.S. dollar in the domestic and international markets.
  The hedged flow corresponds to less than 18% of the planned revenue flow of the project over the designated period. The current amount of sales already meets the volume of designated hedge, which confirms the highly probably nature of the designated cash flow.
  The financing was obtained through a Project Finance structure and will be repaid exclusively through the cash generation of the project (Note 16). Therefore, the existence of the debit is directly associated with the highly probable nature of the future sales in U.S. dollar.

As of December 31, 2017, designated and unrealized sales were as follows:

Nominal value
US$

2018	221,790
2019	229,270
2020	266,690
2021	303,392
2022	253,204
2023	333,093
2024	359,559
2025	357,903
2026	309,240
2027	152,103
2028	124,654
2029	31,164
2,942,062

The following table shows the changes in financial instruments designated for this hedge in the period:

				US$
		Sales in	Hedge
	2016	the year	discontinued	2017

Designated balance	3,113,173	(183,252)	325	2,930,246

In 2017, the maturities of designated financial liabilities were distributed as follows:

Nominal value
US$

2018	221,390
2019	228,850
2020	266,187
2021	302,816
2022	252,723
2023	332,458
2024	358,873
2025	357,221
2026	308,650
2027	150,419
2028	124,347
2029	26,312
2,930,246

The following table provides the balance of exchange variation of the discontinued amount net of realization already occurred in the period ended December 31, 2017 (US$325), which is recorded in Braskem Idesa's shareholders' equity under “Other comprehensive income” and will be transferred to financial income (expenses) according to the schedule of future hedged sales as they occur:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

Hedge descontinued	11,816	13.4541	17.9915	53,614	9,013
				53,614	9,013

The following table provides the balances of exchange variation recognized in Braskem Idesa's financial income (expenses) due to the realization of sales designated for this hedge in the 12-month period ended December 31, 2017:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

First quarter	29,174	13.6649	20.6059	202,497	30,917
Second quarter	47,896	13.6560	18.8998	251,157	42,992
Third quarter	52,293	13.6536	17.8492	219,401	38,919
Fourth quarter	53,889	13.6537	19.1186	294,498	50,868
	183,252			967,553	163,696

The changes in foreign exchange variation and Income Tax and Social Contribution under “Other comprehensive income” are as follows:

	Exchange		Net
	variation	IR	effect

At December 31, 2016	(4,182,052)	1,255,350	(2,926,702)

Exchange variation recorded in the period on OCI / IR	472,717	(141,815)	330,902

Exchange variation transferred to profit or loss / IR	163,696	(49,109)	114,587

At December 31, 2017	(3,545,639)	1,064,426	(2,481,213)

The tests of effectiveness of the operations were carried out as provided for in IFRS 9 and all operations were effective to reduce the dispersion of revenue coming with the designated hedge exports, when assessed in Reais.

The realizations expected for 2018 will occur in accordance with the payments under the project finance, and the exchange variation recorded in “Other comprehensive income” will be written off to the financial results. Below is the quarterly schedule of hedged sales in U.S. dollars in 2018:

Nominal value
US$

First quarter	53,889
Second quarter	55,137
Third quarter	56,382
Fourth quarter	56,382
221,790

19.5         Credit quality of financial assets

(a)             Trade accounts receivable

Virtually none of Braskem's clients have risk ratings assigned by credit rating agencies. For this reason, Braskem developed its own credit rating system for all accounts receivable from clients in Brazil and abroad.

On December 31, 2017, the credit ratings for the domestic market were as follows:

				(%)
			2017	2016
1	Minimum risk		18.84	8.92
2	Low risk		50.84	39.98
3	Moderate risk		13.33	30.51
4	High risk		13.40	16.48
5	Very high risk	(i)	3.59	4.11

(i) Most clients in this group are inactive and the respective accounts are in the process of collection actions in the courts. Clients in this group that are still active buy from Braskem and pay in advance.

Default indicators:

	Last 12 months
	Domestic market	Export market

December 31, 2017	0.08%	0.19%
December 31, 2016	0.18%	0.04%
December 31, 2015	0.39%	0.70%

This calculation considers the amount of accounts receivables overdue more than 5 days for the domestic market and 30 days for the international market, divided by consolidated gross revenue in the last 12 months.

(b)             Other financial assets

In order to determine the credit ratings of counterparties of financial assets classified under cash and cash equivalents, held for trading and borrowings and receivables, Braskem uses the risk rating of agencies Standard & Poor's, Moody's and Fitch Ratings, within the limits established in its financial policy approved by the Board of Directors.

		2017	2016
Financial assets with risk assessment
AAA		3,569,392	3,871,105
AA+		27,094	241,359
AA		8,047	5,370
AA-		209,389	654,232
A+		1,465,107	2,426,078
A		349,823	364,198
A-			209,175
BBB+		453,367	116,987
		6,082,219	7,888,504
Financial assets without risk assessment
Other financial assets with no risk assessment	(i)	5,882	3,843
		5,882	3,843

Total		6,088,101	7,892,347

(i)       Investments approved by the Management of the Company, in accordance with the financial policy.

19.6         Sensitivity analysis

Financial instruments, including derivatives, may be subject to changes in their fair value as a result of the variation in commodity prices, foreign exchange rates, interest rates, shares and share indexes, price indexes and other variables. The sensitivity of the derivative and non-derivative financial instruments to these variables are presented below:

(a)             Selection of risks

On December 31, 2017, the main risks that can affect the value of Braskem's financial instruments are:

•      Brazilian real/U.S. dollar exchange rate;

•      Mexican peso/Brazilian real exchange rate;

•      U.S. dollar/Euro exchange rate;

•      Libor floating interest rate;

•      Selic interest rate;

•      CDI interest rate; and

•      TJLP interest rate.

For the purposes of the risk sensitivity analysis, Braskem presents the exposures to currencies as if they were independent, that is, without reflecting in the exposure to a foreign exchange rate the risks of the variation in other foreign exchange rates that could be directly influenced by it.

(b)             Value at risk

The value at risk of the derivatives held by Braskem which is defined as the loss that could result in one month as from December 31, 2017, with a probability of 5%, and under normal market conditions, was estimated by the Company at US$9,800 for put options and call options (Note 19.3.1 (a.i)) and US$10,464 for the swap of Libor related to Braskem Idesa project.

(c)             Selection of scenarios

(c.1)     Probable scenario

The Focus Market Readout published by the Central Bank of Brazil on was used to create the probable scenario for the U.S. dollar/Brazilian real exchange rate, the Selic interest rate and the CDI interest rate, based on December 29, 2017. According to the Market Readout, at the end of 2017, the U.S. dollar will appreciate by 0.97% against the year-end PTAX exchange rate on December 29, 2017, while the Selic rate will reach 6.75% p.a. The Selic rate is used as benchmark for sensitivity analysis of the CDI rate.

The probable scenario for the TJLP is a decrease of 0.25% from the current rate of 6.75%, i.e., considering the same pace of decrease in the Selic basic interest rate. The Market Readout does not publish forecasts for the Libor interest rate. Therefore, to determine the probable scenario, Braskem considered a 25% and 50% increase on current market levels.

(c.2)     Possible and extreme adverse scenario

The sensitivity values in the table below are the changes in the value of the financial instruments in each scenario.

	Gain (losses)
		Possible adverse	Extreme adverse
Instrument / Sensitivity	Probable	(25%)	(50%)

Brazilian real/U.S. dollar exchange rate
Bonds	(191,889)	(4,959,133)	(9,918,266)
Working capital / other	(12,358)	(319,367)	(638,734)
Export credit notes	(6,577)	(169,974)	(339,948)
Braskem Idesa borrowings	(93,750)	(2,422,863)	(4,845,725)
Export prepayments	(3,209)	(82,925)	(165,850)
Dollar put and call options	(4,117)	(176,990)	(844,927)
Financial investments abroad	18,405	475,644	951,287

Selic interest rate
BNDES	277	(1,999)	(4,101)

Libor floating interest rate
Working capital / structured operations	(3,265)	(16,325)	(32,650)
Export prepayments	(1,643)	(8,216)	(16,433)
Swaps	12,615	38,103	96,667
Braskem Idesa borrowings	(76,187)	(380,933)	(761,865)

CDI interest rate
Swaps NCE	12,208	(27,340)	(61,117)
Debentures	25,657	(277)	(15,308)
Financial investments in local currency	(9,138)	63,988	128,016

IPCA interest rate
Debentures	(33,625)	(20,015)	(40,873)

TJLP interest rate
Other government agents	14	(95)	(192)
BNDES	210	(1,443)	(2,929)

Brazilian real/Euro exchange rate
Working capital / other	2,126	(13,896)	(27,792)